Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Other Intangible Assets
Summary of Intangible Assets

	As of December 31, 2014
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Amount

Amortized intangible assets:
Customer lists/relationships	$51,804	$(24,415)	$27,389
Patents	10,319	(10,319)	—
Other intangibles	12,270	(3,757)	8,513

Other intangible assets, net	$74,393	$(38,491)	$35,902

Amortization expense for the year ended December 31, 2014		$4,190

	As of December 31, 2013
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Amount

Amortized intangible assets:
Customer lists/relationships	$51,804	$(21,490)	$30,314
Patents	10,319	(10,319)	—
Other intangibles	12,270	(2,492)	9,778

Other intangible assets, net	$74,393	$(34,301)	$40,092

Amortization expense for the year ended December 31, 2013		$5,002

Amortization expense for the year ended December 31, 2012		$2,118

Summary of Amortization Expense
($ in thousands)	Amortization expense

2015	$3,949
2016	3,647
2017	3,569
2018	3,484
2019	3,475
Thereafter	17,778

Total amortization expense	$35,902

Summary of Reconciliation of Goodwill

($ in thousands)	Total

Goodwill as of December 31, 2012	$32,547
2013 reduction — sale of EMS business	(500)

Goodwill as of December 31, 2013	32,047
Impairment charge	—

Goodwill as of December 31, 2014	$32,047